5. EXPLORATION AND EVALUATION ASSETS AND MINERAL EXPLORATION EXPENSES: Schedule of Restricted Cash and Funds held and due (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Restricted cash & Funds held for optionees	$ 0	$ 167,910
Due from optionee	43,223	28,557
Alvito - OZE
Restricted cash & Funds held for optionees	0	70,635
Due from optionee	9,368	0
Alvalade, Marateca and Mertola - Funding Partner
Restricted cash & Funds held for optionees	0	97,275
Covas - Blackheath
Due from optionee	$ 33,855	$ 28,557